SEMI-ANNUAL REPORT


SMITH BARNEY
MASSACHUSETTS
MUNICIPALS
FUND

----------------------------------
May 31, 1997


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
================================================================================

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Massachusetts Municipals Fund ("Fund") for the period ended May 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

For the six months ended May 31, 1997, the Class A shares of the Massachusetts Municipals Fund had a total return of 1.78%. In comparison, the average for Massachusetts tax-exempt funds was 1.42% for the same period according to Lipper Analytical Services, Inc. (Lipper Analytical Services, Inc. is an independent fund tracking organization.) During the six months covered by this report, the Fund distributed income dividends totaling $0.34 per Class A share; based on its net asset value (NAV) of $12.88 as of May 31, 1997 and a current dividend rate of $0.056 per share, this equates to annualized distribution rate of 5.22%. For a Massachusetts state resident in the combined federal and state tax bracket of 43.68%, the tax-free yield of 5.22% is equivalent to a taxable yield of 9.27%. (This figure assumes an investor is in the federal tax bracket of 36%, which constitutes 10% of all U.S. taxpayers according to the Internal Revenue Service.)

Market and Economic Overview

During the past year, the U.S. economy has continued to grow steadily. Although the U.S. unemployment rate is near a thirty-year low and consumer confidence is the highest it has been in over twenty years, there has not been a substantial increase in inflationary pressures. Nevertheless, lower unemployment and rising production costs prompted the Federal Reserve Board ("Fed") to raise the federal funds rate by 25 basis points, or 0.25%, in late March of this year. (The federal funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest rates.) The Fed has indicated that it prefers to head off any possible increase in inflation with a preemptive action rather than wait for any inflationary pressures to build.

While the Fed action was widely anticipated, the likelihood of a rise in interest rates added to the significant market volatility that occurred during the year. The potential tightening of Fed monetary policy raised investor concerns over the U.S. equity market's ability to sustain the now seven-year bull market. In our opinion, higher equity market volatility, along with continued speculation on Fed monetary policy, led many investors to gravitate toward the relative safety of the bond market.

At its May 20, 1997 meeting, the Fed chose not to raise interest rates further, reflecting its view that the U.S. economy could continue to grow at its present pace without increased inflationary pressures. Moreover, recently released government reports revealed a dramatic decline in consumer spending in the second quarter of this year. We believe that this economic growth with little or no inflationary pressure should provide a positive environment for municipal bonds over the coming months.

Massachusetts Economic Highlights

Governor William Weld believes that over the last six years his administration has been responsible for turning the Commonwealth of Massachusetts' economy around. When Governor Weld was first elected, Massachusetts was in very bad shape fiscally. In July 1991, unemployment in the Commonwealth stood at nearly 9.6% and manufacturing was in a ten-year decline. Today, the state's fiscal situation has improved dramatically. Since 1991, taxes have been cut fifteen times and the burden on taxpayers has been reduced by more than $1 billion. Moreover, with more than 320,000 new jobs created during the past six years, job growth in Massachusetts remains strong. In fact, Massachusetts currently has the lowest unemployment rate of any large industrial state. In our view, all of these extremely positive developments underscore real progress. To his credit, Governor Weld, has made Massachusetts a more hospitable place for both businesses and taxpayers and the state continues to maintain relatively high credit ratings from the major credit reporting agencies.

Looking ahead, we expect moderate economic growth in Massachusetts under Governor Weld's administration and we remain generally positive about the state's economic future. In recent years, the economy of Massachusetts has been distinguished by strong growth in non-banking finance as well as continuing strong demand for high-tech products, particularly in the communications, software and networking industries that have historically been attracted to the state because of its renowned research universities and educated work force.

Fund's Investment Strategy

The Smith Barney Massachusetts Municipals Fund's investment strategy continues to emphasize higher coupon bonds in order to provide a competitive level of income exempt from federal and Massachusetts state income taxes. In addition, we strive to maintain a high quality portfolio. As of May 31, 1997, over 94% of the Fund's holdings were rated investment grade or better, of which 57% were rated AAA/Aaa by either Standard & Poor's Ratings Service or Moody's Investors Service Inc. (Standard & Poor's Ratings Service and Moody's Investors Service Inc. are two major credit reporting and bond rating agencies.) In addition, as of May 31, 1997, the Fund's top three sectors were: general obligation bonds (20.8%), hospital bonds (19.4%) and education bonds (18.8%).

Municipal Bond Market Outlook

We remain positive on the prospects for Massachusetts municipal bonds in the coming year. The U.S. economy appears to be continuing along its present path of moderate growth without any meaningful rise in inflation. However, a substantial pickup in economic activity in the third quarter of this year could trigger a Fed response, prompting it to tighten the money supply once again. Moreover, the Massachusetts economy appears to be recovering from the recession that has plagued many Northeastern states. The ongoing efforts to streamline the state government have resulted in a state budget surplus for the first time in years. We expect that municipal bond issuance in Massachusetts should remain relatively light and that should also help to support municipal bond prices.

In closing, thank you for your investment in the Smith Barney Massachusetts Municipals Fund. We look forward to helping you achieve your investment goals.

Sincerely,

/s/ Heath B. McLendon                           /s/ Lawrence T. McDermott

Heath B. McLendon                               Lawrence T. McDermott
Chairman                                        Vice President and
                                                Investment Officer

June 23, 1997

================================================================================
Historical Performance -- Class A Shares
================================================================================

                                   Net Asset Value
                                 --------------------
                                Beginning      End          Income       Capital Gain   Return      Total
Period Ended                    of Period   of Period     Dividends     Distributions  of Capital  Returns(1)
============================================================================================================
5/31/97                            $12.99     $12.88         $0.34          $0.00       $0.00        1.78%+
------------------------------------------------------------------------------------------------------------
11/30/96                            12.96      12.99          0.67           0.00        0.00        5.65
------------------------------------------------------------------------------------------------------------
11/30/95                            11.35      12.96          0.69           0.00        0.00       20.73
------------------------------------------------------------------------------------------------------------
11/30/94                            13.26      11.35          0.70           0.06        0.00       (9.07)
------------------------------------------------------------------------------------------------------------
11/30/93                            12.63      13.26          0.74           0.07        0.00       11.74
------------------------------------------------------------------------------------------------------------
11/30/92                            12.28      12.63          0.77           0.04        0.04       10.06
------------------------------------------------------------------------------------------------------------
11/30/91                            11.81      12.28          0.84           0.00        0.01       11.57
------------------------------------------------------------------------------------------------------------
11/30/90                            12.11      11.81          0.85           0.02        0.00        4.93
------------------------------------------------------------------------------------------------------------
11/30/89                            11.88      12.11          0.86           0.00        0.00        9.43
------------------------------------------------------------------------------------------------------------
Inception*-11/30/88                 11.40      11.88          0.82           0.06        0.00       12.25+
============================================================================================================
Total                                                        $7.28          $0.25       $0.05
============================================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                                   Net Asset Value
                                 --------------------
                                Beginning      End          Income       Capital Gain   Return      Total
Period Ended                    of Period   of Period     Dividends     Distributions  of Capital  Returns(1)
============================================================================================================
 5/31/97                           $12.99     $12.87         $0.30          $0.00       $0.00        1.46%+
------------------------------------------------------------------------------------------------------------
 11/30/96                           12.96      12.99          0.61           0.00        0.00        5.14
------------------------------------------------------------------------------------------------------------
 11/30/95                           11.35      12.96          0.63           0.00        0.00       20.15
------------------------------------------------------------------------------------------------------------
 11/30/94                           13.26      11.35          0.64           0.06        0.00       (9.50)
------------------------------------------------------------------------------------------------------------
 11/30/93                           12.63      13.26          0.68           0.07        0.00       11.09
------------------------------------------------------------------------------------------------------------
 Inception*-11/30/92                12.52      12.63          0.05           0.00        0.00        1.29+
============================================================================================================
Total                                                        $2.91          $0.13       $0.00
============================================================================================================

================================================================================
Historical Performance -- Class C Shares
================================================================================

                                   Net Asset Value
                                 --------------------
                                Beginning      End          Income       Capital Gain   Return      Total
Period Ended                    of Period   of Period     Dividends     Distributions  of Capital  Returns(1)
============================================================================================================
5/31/97                            $12.98     $12.86         $0.30          $0.00       $0.00        1.43%+
------------------------------------------------------------------------------------------------------------
11/30/96                            12.95      12.98          0.60           0.00        0.00        5.09
------------------------------------------------------------------------------------------------------------
11/30/95                            11.35      12.95          0.63           0.00        0.00       20.04
------------------------------------------------------------------------------------------------------------
Inception*-11/30/94                 11.34      11.35          0.04           0.00        0.00        0.40+
============================================================================================================
Total                                                        $1.57          $0.00       $0.00
============================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

==============================================================
Average Annual Total Return
==============================================================

                                     Without Sales Charge(1)
                                  ----------------------------
                                  Class A    Class B   Class C
==============================================================
Six Months Ended 5/31/97+          1.78%      1.46%      1.43%
--------------------------------------------------------------
Year Ended 5/31/97                 8.60       7.99       7.86
--------------------------------------------------------------
Five Years Ended 5/31/97           6.72        N/A        N/A
--------------------------------------------------------------
Inception* through 5/31/97         8.10       6.00      10.30
==============================================================

                                      With Sales Charge(2)
                                  ----------------------------
                                  Class A    Class B   Class C
==============================================================
Six Months Ended 5/31/97+         (2.28)%    (3.00)%     0.43%
--------------------------------------------------------------
Year Ended 5/31/97                 4.26       3.49       6.86
--------------------------------------------------------------
Five Years Ended 5/31/97           5.84        N/A        N/A
--------------------------------------------------------------
Inception* through 5/31/97         7.63       5.83      10.30
==============================================================

==============================================================
Cumulative Total Return
==============================================================

                                       Without Sales Charge(1)
==============================================================
Class A (Inception* through 5/31/97)          108.76%
--------------------------------------------------------------
Class B (Inception* through 5/31/97)           30.51
--------------------------------------------------------------
Class C (Inception* through 5/31/97)           28.48
==============================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and C shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
Historical Performance (unaudited)
================================================================================

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
              THE SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND VS.
                     LEHMAN MUNICIPAL BOND FUND INDEX AND
                 LIPPER MASSACHUSETTS MUNICIPAL FUND AVERAGE+
--------------------------------------------------------------------------------
                          December 1987 -- May 1997

                                   [GRAPHIC]

                 Smith Barney Massachusetts     Lehman Municipal        Lipper Massachusetts
                 Municipals Fund                Bond Fund Index         Municipal Fund Average
----------------------------------------------------------------------------------------------
12/21/87             $ 9,596                        $10,000                     $10,000
11/88                 10,772                         10,904                      10,969
11/89                 11,787                         12,106                      12,011
11/90                 12,368                         13,038                      12,722
11/91                 13,799                         14,376                      14,083
11/92                 15,187                         15,818                      15,528
11/93                 16,970                         17,571                      17,341
11/94                 15,431                         16,649                      16,105
11/95                 18,629                         19,797                      19,081
11/96                 19,682                         20,959                      20,045
5/31/97               20,032                         20,838                      19,855

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 21, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1997. The Lehman Municipal Bond Fund Index is a broad based, total return index comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Massachusetts Municipal Fund Average is composed of the Fund's peer group of mutual funds (50 funds as of May 31, 1997). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
Portfolio Highlights (unaudited)                                    May 31, 1997
================================================================================

Industry Breakdown

                [PIE CHART]

  Water and Sewer                8.6%
  Housing: Multi-Family          7.0%
  Housing: Single-Family         6.6%
  Hospitals                     19.4%
  Short-Term                     0.7%
  Miscellaneous                  2.2%
  Education                     18.8%
  Utilities                      3.5%
  Industrial Development         4.7%
  Transportation                 3.2%
  Pollution Control              4.5%
  General Obligation            20.8%


Summary of Investments by Combined Ratings

                                    Standard &       Percentage of
     Moody's             and/or      Poor's        Total Investments
------------------------------------------------------------------------
     Aaa                              AAA                 57.0%
     Aa                               AA                   9.9
     A                                A                   17.5
     Baa                              BBB                 10.3
     Ba                               BB                   2.1
     B                                B                    1.5
     VMIG 1                           A-1                  0.7
     NR                               NR                   1.0
                                                         -----
                                                         100.0%
                                                         =====

================================================================================
Schedule of Investments (unaudited)                                 May 31, 1997
================================================================================

 FACE
AMOUNT      RATING                    SECURITY                                               VALUE
===================================================================================================
Education -- 18.8%
                  Boston Financing Authority, IDR, College of Pharmacy,
                    Project A, CONNIE LEE-Insured:
$  750,000  AAA       5.250% due 10/1/14                                                $   715,313
 1,000,000  AAA       5.250% due 10/1/26                                                    926,250
 1,425,000  AAA   Chelsea (School Project), AMBAC-Insured,
                    6.000% due 6/15/14                                                    1,485,563
   175,000  A     Massachusetts Educational Loan Authority, Issue D,
                    Series A, 7.650% due 1/1/07 (a)                                         183,094
                  Massachusetts State Health & Educational Facilities
                    Authority Revenue:
  430,000   AAA       Community College Program, Series A,
                        CONNIE LEE-Insured, 6.600% due 10/1/22                              442,900
  400,000   AAA       Lowell General Hospital, Series B, FSA-Insured,
                        5.250% due 6/1/16                                                   377,500
 1,000,000  AAA       Series G, MBIA-Insured, 5.375% due 7/1/24                             955,000
                      Suffolk University, Series B, CONNIE LEE-Insured:
   200,000  AAA         6.250% due 7/1/12                                                   206,250
 1,850,000  AAA         6.350% due 7/1/22                                                 1,898,563
                      Youville House, FHA-Insured, Project A:
   500,000  Aa2*        5.950% due 2/15/17                                                  506,250
   750,000  Aa2*        6.050% due 2/15/29                                                  759,375
                  Massachusetts State Industrial Finance Agency Revenue:
 1,000,000  AAA     Assumption College Issue, MBIA-Insured,
                      6.000% due 7/1/26                                                   1,008,750
   750,000  A*      Clark University, Series E, 7.000% due 7/1/12                           803,438
   500,000  AAA   Southeastern Massachusetts University, Series A,
                    AMBAC-Insured, 5.900% due 5/1/12                                        516,250
---------------------------------------------------------------------------------------------------
                                                                                         10,784,496
---------------------------------------------------------------------------------------------------
General Obligation -- 20.8%
   700,000  AAA   Boston GO, Series A, AMBAC-Insured, 6.500% due 7/1/12                     752,500
   250,000  A-    Brockton Utility GO, 6.125% due 6/15/18                                   255,625
   250,000  AAA   Groveland GO, AMBAC-Insured, 6.850% due 6/15/06                           273,125
 1,000,000  AAA   Haverhill Revenue Bonds, Series A, AMBAC-Insured,
                    6.700% due 9/1/10                                                     1,073,750
   500,000  AAA   Holyoke GO, Series B, FSA-Insured, 6.125% due 8/1/13                      525,000
                  Lowell GO, AMBAC-Insured:
   500,000  AAA     6.000% due 8/1/13                                                       519,375
   500,000  AAA     6.000% due 8/1/14                                                       517,500
 1,000,000  AAA     5.500% due 12/15/15                                                     982,500
   250,000  AAA   Mansfield GO, AMBAC-Insured, 6.700% due 1/15/11                           270,000
   500,000  AAA   Massachusetts State Health & Educational Facilities
                    Authority Revenue, Capital Asset Program, Series F,
                    MBIA-Insured, 7.300% due 10/1/18                                        547,500
   610,000  AAA   New Bedford Municipal Purpose Loan, FSA-Insured,
                    5.625% due 10/1/16                                                      607,713

                      See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 1997
================================================================================

 FACE
AMOUNT      RATING                    SECURITY                                               VALUE
===================================================================================================
General Obligation -- 20.8% (continued)
$  250,000  AAA  North Reading GO, MBIA-Insured, 6.875% due 6/15/07                     $   270,931
 1,000,000  AAA  Northhampton GO, MBIA-Insured, 5.750% due 5/15/16                        1,011,250
   795,000  A-   Plymouth County GO, COP, Series A, 6.750% due 10/1/04                      868,538
   200,000  A    Puerto Rico Commonwealth GO, 8.000% due 7/1/08                             210,872
   500,000  AAA  Revere Municipal Purpose Loan, FSA-Insured,
                   6.125% due 6/15/13                                                       521,875
   500,000  AAA  Salem GO, AMBAC-Insured, 6.800% due 8/15/10                                547,500
 1,570,000  AAA  Uxbridge Municipal Purpose Loan, MBIA-Insured,
                   5.400% due 11/15/16                                                    1,538,600
                 Virgin Islands Public Finance Authority Revenue, Series A:
    15,000  AAA    Escrowed to Maturity with U.S. Government
                     Securities, 7.300% due 10/1/18 (b)                                      18,356
   110,000  AAA   Pre-refunded--Escrowed with U.S. Government
                    Securities to 10/1/00, Call @ 101,  7.300% due 10/1/18 (b)              121,000
   485,000  AAA  Webster GO, AMBAC-Insured, 6.700% due 9/1/10                               520,163
---------------------------------------------------------------------------------------------------
                                                                                         11,953,673
---------------------------------------------------------------------------------------------------
Hospitals -- 19.4%
                 Massachusetts State Health & Educational Facilities
                   Authority Revenue:
   750,000  A*       Addison Gilbert Hospital, Series C,
                       5.750% due 7/1/23                                                    728,438
   250,000  A        Beth Israel Hospital, Series E, 7.000% due 7/1/14                      263,125
 1,000,000  A        Brockton Hospital, Series B, 8.100% due 7/1/13                       1,021,970
   750,000  Ba1*     Central New England Health Systems, Series A,
                       6.300% due 8/1/18                                                    713,438
 1,000,000  BBB+     Faulkner Hospital, Series C, 6.000% due 7/1/13                         995,000
 1,000,000  AAA      Massachusetts General Hospital, Series F,
                       AMBAC-Insured, 6.250% due 7/1/20                                   1,023,750
   500,000  A-       Melrose-Wakefield Healthcare, Series C,
                       6.000% due 7/1/12                                                    504,375
                     Morton Hospital & Medical Center, Series B,
                       CONNIE LEE-Insured:
 1,500,000  AAA          5.250% due 7/1/14                                                1,428,750
   500,000  AAA          5.500% due 7/1/23                                                  470,625
 1,000,000  AAA      Regular Linked Stars & Cars, AMBAC-Insured,
                       6.550% due 6/23/22                                                 1,070,000
 1,000,000  B1*      Saints Memorial Medical Center, Series A,
                       6.000% due 10/1/23                                                   886,250
   750,000  AAA      South Shore Hospital, Series E, MBIA-Insured,
                       5.500% due 7/1/20                                                    725,625
   700,000  AAA      Valley Regional Health System, Series C, CONNIE LEE-
                       Insured, 7.000% due 7/1/06                                           804,125
   500,000  AAA      Winchester Hospital, Series D, CONNIE LEE-Insured,
                       5.750% due 7/1/14                                                    500,000
---------------------------------------------------------------------------------------------------
                                                                                         11,135,471
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 1997
================================================================================

 FACE
AMOUNT      RATING                    SECURITY                                               VALUE
===================================================================================================
Housing: Multi-Family -- 7.0%
$1,000,000  AAA    Framingham Housing Authority Mortgage Revenue, Beaver
                     Terrace Apartments, Series A, GNMA-Collateralized,
                      6.650% due 2/20/32                                                 $1,023,750
                   Massachusetts State HFA:
 1,120,000  A+       Housing Project, Series A, 6.375% due 4/1/21                         1,156,400
 1,000,000  AAA      Rental Mortgage, Series E, AMBAC-Insured,
                       6.000% due 7/1/37 (a)                                                987,500
   795,000  BBB    Puerto Rico Commonwealth, Urban Renewal & Housing Corp.
                     Refunding Bonds, 7.875% due 10/1/04                                    860,588
---------------------------------------------------------------------------------------------------
                                                                                          4,028,238
---------------------------------------------------------------------------------------------------
Housing: Single-Family -- 6.6%
                   Massachusetts State HFA, Housing Revenue,
                     Single-Family Housing:
   100,000  Aa*        Series 5, 8.375% due 6/1/15                                          102,648
   945,000  AAA        Series 14, FHA-Insured, 7.700% due 12/1/14                           985,163
   600,000  Aa*        Series 18, 7.350% due 12/1/16                                        633,750
 1,000,000  Aa*        Series 31, 6.450% due 12/1/16 (c)                                  1,031,250
 1,000,000  Aa*        Series 38, 7.200% due 12/1/26 (a)                                  1,061,250
---------------------------------------------------------------------------------------------------
                                                                                          3,814,061
---------------------------------------------------------------------------------------------------
 Industrial Development -- 4.7%
                   Massachusetts State Industrial Finance Agency, Resource
                     Recovery Revenue, Series A:
   250,000  Baa1*     Refusetech Inc. Project, 6.300% due 7/1/05                            261,875
   500,000  NR         S.E. Massachusetts Project, 9.000% due 7/1/15 (c)                    563,750
 1,900,000  AAA    Massachusetts State Port Authority Revenue, (U.S. Air Project),
                     Series A, MBIA-Insured, 5.875% due 9/1/23                            1,883,375
---------------------------------------------------------------------------------------------------
                                                                                          2,709,000
---------------------------------------------------------------------------------------------------
Miscellaneous -- 2.2%
   500,000  A+     Massachusetts State Convention Center Authority, Boston
                     Common Parking Garage, Series A, 5.375% due 9/1/13                     481,250
   250,000  AAA    Massachusetts State Industrial Finance Agency Revenue,
                     Concord Academy, FSA-Insured, 6.900% due 9/1/21                        270,625
   500,000  BB+    Puerto Rico Port Authority Revenue, Special Facilities,
                     American Airlines, Series A, 6.300% due 6/1/23 (a)                     508,750
---------------------------------------------------------------------------------------------------
                                                                                          1,260,625
---------------------------------------------------------------------------------------------------
Pollution Control -- 4.5%
 1,000,000  Baa2*  Massachusetts State Industrial Finance Agency,
                     PCR, (Eastern Edison Co. Project), Series E,
                     5.875% due 8/1/08                                                      983,750
 1,500,000  Aa*    Massachusetts State Water Pollution, Series A,
                     6.375% due 2/1/15                                                    1,580,625
    30,000  A1*    Springfield Industrial Development Finance Authority, PCR,
                     (Monsanto Co. Project), 9.100% due 11/1/04                              33,038
---------------------------------------------------------------------------------------------------
                                                                                          2,597,413
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 1997
================================================================================

 FACE
AMOUNT      RATING                    SECURITY                                               VALUE
===================================================================================================
Short-Term (d) -- 0.7%
$  200,000   VMIG1*  Massachusetts State Health & Educational Facilities Authority
                       Revenue, (Capital Assets Program), Series D,
                       MBIA-Insured, 4.000% due 1/1/35                                  $   200,000
   200,000   VMIG1*  Massachusetts State Updates GO, Series B,
                       4.000% due 12/1/97                                                   200,000
---------------------------------------------------------------------------------------------------
                                                                                            400,000
---------------------------------------------------------------------------------------------------
Transportation -- 3.2%
   750,000   BBB     Guam Airport Authority Revenue, Series A,
                       6.500% due 10/1/23                                                   775,313
 1,065,000   A+      Massachusetts Bay Transportation Authority, Series C,
                       6.100% due 3/1/23                                                  1,091,625
---------------------------------------------------------------------------------------------------
                                                                                          1,866,938
---------------------------------------------------------------------------------------------------
Utilities -- 3.5%
 2,000,000   BBB+   Massachusetts Municipal Wholesale Electric Co.,
                      Power Supply Revenue, Series D, 6.125% due 7/1/19                   2,027,500
---------------------------------------------------------------------------------------------------
Water & Sewer -- 8.6%
                    Massachusetts State Water Resource Authority:
1,000,000    AAA      Series A, FGIC-Insured, 5.500% due 11/1/21                            978,750
                      Series B:
 1,420,000   A          6.250% due 11/1/10                                                1,501,650
 1,000,000   A          5.500% due 3/1/17                                                   978,750
 1,000,000   AAA        MBIA-Insured, 5.500% due 3/1/17                                     976,250
   500,000   AAA    South Essex Sewer District, Series B, MBIA-Insured,
                      5.250% due 6/15/24                                                    475,000
---------------------------------------------------------------------------------------------------
                                                                                          4,910,400
---------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $56,050,132**)                                             $57,487,815
===================================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(b) Pre-refunded bond escrowed by U.S. government securities and bond escrowed to maturity by U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(c)  Security segregated by Custodian for open purchase commitment.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 12 and 13 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      --  Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is extremely strong.
AA       --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        --  Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB       --  Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B        --  Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt
             subordinated to senior debt that is assigned an actual or implied
             "BB" or "BB-" rating.

Moody's  --  Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba," where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa      --  Bonds that are rated "Aaa" are judged to be of the best quality.
             They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
             While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       --  Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A        --  Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade
             obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      --  Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
             Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       --  Bonds that are rated "Ba" are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
NR       --  Indicates that the bond is not rated by Standard & Poor's or
             Moody's.

================================================================================
Short-Term Security Ratings
================================================================================

SP-1    --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.
A-1     --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety
            characteristics are denoted with a plus (+) sign.
VMIG 1  --  Moody's highest rating for issues having a demand feature -- VRDO.
P-1     --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions
================================================================================

ABAG         --  Association of Bay Area Governments
AIG          --  American International Guaranty
AMBAC        --  AMBAC Indemnity Corporation
BAN          --  Bond Anticipation Notes
BIG          --  Bond Investors Guaranty
CGIC         --  Capital Guaranty Insurance
CONNIE LEE   --  College Construction Loan Insurance Association
COP          --  Certificate of Participation
EDA          --  Economic Development Authority
ETM          --  Escrowed To Maturity
FLAIRS       --  Floating Adjustable Interest Rate Securities
FGIC         --  Financial Guaranty Insurance Company
FHA          --  Federal Housing Administration
FHLMC        --  Federal Home Loan Mortgage Corporation
FNMA         --  Federal National Mortgage Association
FRTC         --  Floating Rate Trust Certificates
FSA          --  Federal Security Assurance
GNMA         --  Government National
                 Mortgage Association
GIC          --  Guaranteed Investment Contract
GO           --  General Obligation
HDC          --  Housing Development Corporation
HFA          --  Housing Finance Authority
IDA          --  Industrial Development Authority
IDB          --  Industrial Development Board
IDR          --  Industrial Development Revenue
INFLOS       --  Inverse Floaters Company
ISD          --  Independent School District
LOC          --  Letter of Credit
MBIA         --  Municipal Bond Investors Assurance Corporation
MVRICS       --  Municipal Variable Rate lnverse Coupon Security
PCR          --  Pollution Control Revenue
PSF          --  Permanent School Fund
RAN          --  Revenue Anticipation Notes
RIBS         --  Residual Interest Bonds
RITES        --  Residual Interest Tax-Exempt Securities
TAN          --  Tax Anticipation Notes
TECP         --  Tax-Exempt Commercial Paper
TOB          --  Tender Option Bonds
TRAN         --  Tax and Revenue Anticipation Notes
SYCC         --  Structured Yield Curve Certificate
GNMA         --  Government National Mortgage Association
VA           --  Veterans Administration
VRDD         --  Variable Rate Daily Demand
VRWE         --  Variable Rate Wednesday Demand

================================================================================
Statement of Assets and  Liabilities (unaudited)                    May 31, 1997
================================================================================

ASSETS:
  Investments, at value (Cost -- $56,050,132)                       $57,487,815
  Cash                                                                   33,479
  Interest receivable                                                 1,104,402
  Receivable for Fund shares sold                                        93,112
-------------------------------------------------------------------------------
  Total Assets                                                       58,718,808
-------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                     242,341
  Investment advisory fees payable                                        9,835
  Administration fees payable                                             5,966
  Distribution fees payable                                               5,732
  Accrued expenses                                                       78,474
-------------------------------------------------------------------------------
  Total Liabilities                                                     342,348
-------------------------------------------------------------------------------
Total Net Assets                                                    $58,376,460
===============================================================================
NET ASSETS:
  Par value of shares of beneficial interest                        $     4,534
  Capital paid in excess of par value                                57,048,599
  Undistributed net investment income                                    19,219
  Accumulated net realized loss on security transactions               (133,575)
  Net unrealized appreciation of investments                          1,437,683
-------------------------------------------------------------------------------
Total Net Assets                                                    $58,376,460
===============================================================================
Shares Outstanding:
  Class A                                                             2,351,445
  -----------------------------------------------------------------------------
  Class B                                                             2,157,660
  -----------------------------------------------------------------------------
  Class C                                                                25,153
  -----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                         $12.88
  -----------------------------------------------------------------------------
  Class B*                                                               $12.87
  -----------------------------------------------------------------------------
  Class C**                                                              $12.86
  -----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.17% of net asset value per share)              $13.42
===============================================================================
* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 4).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                See Notes to Financial Statements.

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended May 31, 1997

INVESTMENT INCOME:
  Interest                                                           $1,759,119
-------------------------------------------------------------------------------
EXPENSES:
 Distribution fees (Note 4)                                             114,474
 Investment advisory fees (Note 4)                                       87,481
 Administration fees (Note 4)                                            58,321
 Audit and legal                                                         20,100
 Shareholder and system servicing fees                                   15,323
 Shareholder communications                                              15,000
 Registration fees                                                        8,500
 Trustees' fees                                                           7,000
 Pricing service fees                                                     5,400
 Custody                                                                  1,650
 Other                                                                    1,800
-------------------------------------------------------------------------------
 Total Expenses                                                         335,049
 Less: Investment advisory and administration fee waiver (Note 4)       (30,522)
-------------------------------------------------------------------------------
 Net Expenses                                                           304,527
-------------------------------------------------------------------------------
Net Investment Income                                                 1,454,592
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
  Net Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                               8,198,657
    Cost of securities sold                                           8,075,239
-------------------------------------------------------------------------------
  Net Realized Gain                                                     123,418
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                               2,092,347
    End of period                                                     1,437,683
-------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                              (654,664)
-------------------------------------------------------------------------------
Net Loss on Investments                                                (531,246)
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $  923,346
===============================================================================

                      See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 1997 (unaudited) and the Year Ended November 30, 1996

                                                           1997          1996
=============================================================================
OPERATIONS:
  Net investment income                             $ 1,454,592   $ 2,877,527
  Net realized gain                                     123,418       334,288
  Decrease in net unrealized appreciation              (654,664)     (190,582)
-----------------------------------------------------------------------------
  Increase in Net Assets From Operations                923,346     3,021,233
-----------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                              (1,458,875)   (2,854,025)
-----------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                    (1,458,875)   (2,854,025)
-----------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                    2,919,922     7,320,630
  Net asset value of shares issued
    for reinvestment of dividends                       703,981     1,741,106
  Cost of shares reacquired                          (3,874,401)   (8,097,290)
-----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Fund Share Transactions                       (250,498)      964,446
-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (786,027)    1,131,654

NET ASSETS:
  Beginning of period                                59,162,487    58,030,833
-----------------------------------------------------------------------------
  End of period*                                    $58,376,460   $59,162,487
=============================================================================
* Includes undistributed net investment income of:  $    19,219   $    23,502
=============================================================================

                      See Notes to Financial Statements.

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

    1.  Significant Accounting Policies

    Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

    The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

    2.  Fund Concentration

    Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

    3.  Exempt-Interest Dividends and Other Distributions

    The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

    Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

    4. Investment Advisory Agreement, Administration Agreement and Other Transactions

    Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM a fee calculated at an annual rate of 0.30% of its average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1997, the Fund waived $18,313 of its investment advisory fees.

    SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. For the six months ended May 31, 1997, the Fund waived $12,209 of its administration fees.

    Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Fund's shares. For the six months ended May 31, 1997, SB received sales charges of approximately $28,000 on sales of the Fund's Class A shares.

    There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended May 31, 1997, CDSCs paid to SB for Class B shares were approximately $30,000.

    Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class, respectively. For the six months ended May 31, 1997, total Distribution Plan fees incurred were:

                                               Class A     Class B     Class C
===============================================================================
Distribution Plan Fees                         $22,541     $90,962       $971
===============================================================================

         All officers and one Trustee of the Fund are employees of SB.

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

    5.  Investments

    For the six months ended May 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

===============================================================================
Purchases                                                            $7,953,826
-------------------------------------------------------------------------------
Sales                                                                 8,198,657
===============================================================================

    At May 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                        $1,769,844
-------------------------------------------------------------------------------
Gross unrealized depreciation                                          (332,161)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,437,683
===============================================================================

    6.  Capital Loss Carryforwards

    At November 30, 1996, the Fund had, for Federal income tax purposes, approximately $257,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

    The amount and expiration of the carryforwards are indicated below. Expiration occurs on November 30 of the year indicated:

                                                           2002            2003
===============================================================================
Carryforward Amounts                                    $112,000       $145,000
===============================================================================

    7.  Shares of Beneficial Interest

    As of May 31, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

    At May 31, 1997, total paid-in capital amounted to the following for each class:

                                           Class A       Class B        Class C
===============================================================================
Total Paid-in Capital                    $28,770,132   $27,967,826     $315,175
===============================================================================

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

    Transactions in shares of each class were as follows:

                                   Six Months Ended              Year Ended
                                      May 31, 1997            November 30, 1996
                                  -------------------        --------------------
                                  Shares       Amount        Shares        Amount
===================================================================================
Class A
Shares sold                       121,606    $ 1,566,967      317,805   $ 4,035,583
Shares issued on reinvestment      28,706        367,672       71,804       914,776
Shares redeemed                  (115,938)    (1,488,083)    (322,075)   (4,102,582)
-----------------------------------------------------------------------------------
Net Increase                       34,374    $   446,556       67,534   $   847,777
===================================================================================
Class B
Shares sold                        90,317    $ 1,158,305      244,909   $ 3,128,220
Shares issued on reinvestment      25,860        331,024       64,621       823,030
Shares redeemed                  (181,544)    (2,332,012)    (303,544)   (3,868,914)
-----------------------------------------------------------------------------------
Net Increase (Decrease)           (65,367)   $  (842,683)       5,986   $    82,336
===================================================================================
Class C
Shares sold                        15,109    $   194,650       12,355   $   156,827
Shares issued on reinvestment         414          5,285          260         3,300
Shares redeemed                    (4,197)       (54,306)     (10,031)     (125,794)
-----------------------------------------------------------------------------------
Net Increase                       11,326    $   145,629        2,584   $    34,333
===================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares                             1997(1)      1996      1995      1994     1993(2)      1992
========================================================================================================
Net Asset Value,
  Beginning of Period                    $  12.99     $ 12.96   $ 11.35   $ 13.26   $ 12.63     $ 12.28
-------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
    Net investment income (3)                0.34        0.68      0.69      0.70      0.72        0.77
    Net realized and unrealized
      gain (loss)                           (0.11)       0.02      1.61     (1.85)     0.72        0.43
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                                 0.23        0.70      2.30     (1.15)     1.44        1.20
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.34)      (0.67)    (0.69)    (0.70)    (0.74)      (0.77)
  Net realized gains                           --          --        --     (0.06)    (0.07)      (0.04)
  Capital                                      --          --        --        --        --       (0.04)
-------------------------------------------------------------------------------------------------------
Total Distributions                         (0.34)      (0.67)    (0.69)    (0.76)    (0.81)      (0.85)
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                          $  12.88     $ 12.99   $ 12.96   $ 11.35   $ 13.26     $ 12.63
-------------------------------------------------------------------------------------------------------
Total Return                                 1.78%++     5.65%    20.73%    (9.07)%   11.74%      10.06%
-------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (000s)                          $ 30,282     $30,109   $29,159   $27,634   $32,592     $27,354
-------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
    Expenses (3)                             0.80%+      0.80%     0.83%     0.81%     0.82%       0.71%
    Net investment income                    5.24+       5.32      5.42      5.55      5.49        6.12
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        14%         23%       10%       37%       10%         73%
=======================================================================================================

(1)  For the six months ended May 31, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) The investment adviser waived all or part of its fees for the six months ended May 31, 1997 and the five years ended November 30, 1996. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                          Per Share Decreases                                  Expense Ratios
                        to Net Investment Income                            Without Fee Waivers
           ---------------------------------------------------   --------------------------------------------
           1997      1996      1995     1994     1993     1992    1997    1996    1995    1994    1993    1992
          -----     -----     -----    -----    -----    -----   -----   ----    ----    ----    ----    ----
Class A   $0.01     $0.01     $0.03    $0.04    $0.05    $0.08   0.90%+  0.91%   1.07%   1.09%   1.18%   1.32%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class B Shares                             1997(1)      1996      1995      1994     1993(2)      1992(3)
========================================================================================================
Net Asset Value,
  Beginning of Period                      $12.99      $12.96    $11.35   $13.26     $12.63       $12.52
--------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
    Net investment income (4)                0.30        0.61      0.63     0.63       0.66         0.06
    Net realized and unrealized
      gain (loss)                           (0.12)       0.03      1.61    (1.84)      0.72         0.10
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                                 0.18        0.64      2.24    (1.21)      1.38         0.16
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.30)      (0.61)    (0.63)   (0.64)     (0.68)       (0.05)
  Net realized gains                           --          --        --    (0.06)     (0.07)          --
--------------------------------------------------------------------------------------------------------
Total Distributions                         (0.30)      (0.61)    (0.63)   (0.70)     (0.75)       (0.05)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period                                $12.87      $12.99    $12.96   $11.35     $13.26       $12.63
--------------------------------------------------------------------------------------------------------
Total Return                                 1.46%++     5.14%    20.15%   (9.50)%    11.09%        1.29%++
--------------------------------------------------------------------------------------------------------
Net Assets, End
  of Period (000s)                        $27,771     $28,874   $28,726   $23,279   $22,317       $2,938
--------------------------------------------------------------------------------------------------------
Ratios to Average Net
  Assets:
    Expenses (4)                             1.31%+      1.31%     1.35%     1.32%     1.31%        1.34%+
    Net investment income                    4.73+       4.81      4.94      5.04      4.99         5.49+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        14%         23%       10%       37%       10%          73%
========================================================================================================

(1)  For the six months ended May 31, 1997 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from November 6, 1992 (inception date) to November 30, 1992.
(4) The investment adviser has waived all or part of its fees for the six months ended May 31, 1997, the four years ended November 30, 1996 and the period ended November 30, 1992. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                             Per Share Decreases                                         Expense Ratios
                          to Net Investment Income                                     Without Fee Waivers
            -------------------------------------------------------    -------------------------------------------------
            1997        1996      1995      1994      1993     1992     1997    1996     1995     1994     1993    1992
           -----       -----     -----     -----     -----    -----    -----    -----    -----    -----    -----   -----
 Class B   $0.01       $0.01     $0.04     $0.03     $0.05    $0.01    1.40%+   1.42%    1.59%    1.60%    1.68%   1.94%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares                                    1997(1)     1996     1995      1994(2)
========================================================================================
Net Asset Value, Beginning of Period            $  12.98     $12.95   $11.35   $  11.34
---------------------------------------------------------------------------------------
Income From Operations:
     Net investment income (3)                      0.30       0.60     0.63       0.05
     Net realized and unrealized gain (loss)       (0.12)      0.03     1.60         --
---------------------------------------------------------------------------------------
Total Income From Operations                        0.18       0.63     2.23       0.05
---------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                         (0.30)     (0.60)   (0.63)     (0.04)
---------------------------------------------------------------------------------------
Total Distributions                                (0.30)     (0.60)   (0.63)     (0.04)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $  12.86     $12.98   $12.95   $  11.35
---------------------------------------------------------------------------------------
Total Return                                        1.43%++    5.09%   20.04%      0.40%++
---------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $    323     $  179   $  146   $     75
---------------------------------------------------------------------------------------
Ratios to Average Net Assets:
     Expenses (3)                                   1.34%+     1.34%    1.35%      1.36%+
     Net investment income                          4.70+      4.77     4.65       5.00+
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                               14%        23%      10%        37%
=======================================================================================

(1)  For the six months ended May 31, 1997 (unaudited).
(2)  For the period from November 10, 1994 (inception date) to November 30,
     1994.
(3) The investment adviser has waived all or part of its fees for the six months ended May 31, 1997, the two years ended November 30, 1996 and the period ended November 30, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                      Per Share Decreases                 Expense Ratios
                   to Net Investment Income            Without Fee Waivers
                --------------------------------    -------------------------
                1997    1996      1995     1994     1997   1996   1995   1994
               -----    -----    -----     -----    -----  -----  -----  -----
     Class C   $0.01    $0.01    $0.04     $0.00*   1.44%+ 1.44%  1.58%  1.63%+

*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                     [This page intentionally left blank]

SMITH BARNEY
MASSACHUSETTS
MUNICIPALS
FUND


Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus


Officers
Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
---------------------------------
A Member of TravelersGroup [LOGO]


Investment Adviser
Smith Barney Mutual Funds
Management Inc.


Distributor
Smith Barney Inc.


Custodian
PNC Bank, N.A.


Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY MASSACHUSETTS
MUNICIPALS FUND

388 Greenwich Street
New York, New York 10013

FD2227 7/97